Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases, Operating [Abstract] (Deprecated 2026)
Lease expenses	$ 689,181	$ 689,922
Right of use assets	$ 6,032,330	$ 6,457,903